Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
18. Related Party Transactions

Issuance of ordinary shares
During the year ended December 31, 2012, the Company issued 901,546 ordinary shares at a consideration of $114,163 to Platinum Partners Value Arbitrage Fund LP to raise fund for financing the operations of the Company. Mark Nordlicht, a member of the board of directors of the Company, is the Chief Executive Officer of Platinum Partners Value Arbitrage Fund LP.

Loan advances to a related party
During the year ended December 31, 2012, the Company has a loan totally $1,322,090 advanced to Beijing Zhong You Xian Tong Information Technology Co. Ltd., which was unsecured, interest-free and repayable on December 31, 2014. Pu Yue, the Chief Executive Officer, is the owner and legal representative of Beijing Zhong You Xian Tong Information Technology Co. Ltd.